Derivative Instruments - Summary of Cross Currency Swaps (Parenthetical) (Detail)	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%
Cross currency swap agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.10%
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%